Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Short-term	$ 182,628	1,105,575	1,162,372
Long-term, current portion	38,674	234,121	467,204
Debt, current	221,302	1,339,696	1,629,576
Long-term, non-current portion	404,063	2,446,076	2,285,106
Total bank borrowings	$ 625,365	3,785,772	3,914,682